Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Amortization of intangible assets

Information regarding the Company’s expected amortization expense is as follows:

AMORTIZATION OF INTANGIBLE ASSETS

Amount
Expected for Years Ended December 31,
2013	2,708
2014	554
Thereafter	—

Total	$3,262